Related Parties - Summary of Compensation and Benefits of Key Management Personnel (Detail) - Management members, members of the audit committee and the board of directors [member] - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	R$ (960)	R$ (899)	R$ (886)
Fees [Member]
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	(481)	(426)	(360)
Employee profit sharing plan [member]
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	(258)	(244)	(251)
Post employment benefits [member]
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	(9)	(9)	(12)
Granting of the Share-based payment [Member]
Disclosure of transactions between related parties [line items]
Compensation and benefits of key management personnel	R$ (212)	R$ (220)	R$ (263)